Stock Options (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2019	995,000	2.70
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at March 31, 2020	995,000	2.70
Number of options exercisable at March 31, 2020	795,000	2.81

Schedule of stock options outstanding

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of March 31, 2020
$2.25	400,000	2.45	200,000
$3.00	595,000	2.05	595,000
	995,000		795,000

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of March 31, 2020
$2.25	400,000	2.70	200,000
$3.00	595,000	2.30	595,000
	995,000		795,000